Nature of Business (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Nature of Business [Abstract]
Nature of Business
1.  Nature of Business
Grindr Group LLC and Subsidiaries (the “Company”) is headquartered in Los Angeles, California and manages and operates the Grindr app, a global LGBTQ+ social network platform serving and addressing the needs of the entire LGBTQ+ queer community. The Grindr app is available through Apple’s App Store for iPhones and Google Play for Android. The Company offers both a free, ad-supported service and a premium subscription version. The Company also manages a dating service app called Blendr, for a broader market.
The Company is a wholly owned subsidiary of San Vicente Group Holdings LLC (“Group Holdings”), which is the joint subsidiary of San Vicente Group TopCo LLC (“SVG”), a wholly owned subsidiary of San Vicente Acquisition LLC (“SVA”), and San Vicente Equity Joint Venture LLC (“SVE”), a related party and subsidiary of SVA.

1.  Nature of Business
Grindr Group LLC and Subsidiaries (the “Successor”) and Grindr Inc. and subsidiaries (the “Predecessor”) (collectively, the “Company”) is headquartered in Los Angeles, California and manages and operates the Grindr app, a global LGBTQ+ social network platform serving and addressing the needs of the entire LGBTQ+ queer community. The Grindr app is available through Apple’s App Store for iPhones and Google Play for Android. The Company offers both a free, ad-supported service and a premium subscription version. The Company also manages a dating service app called Blendr, for a broader market.
On June 10, 2020, San Vicente Acquisition LLC (“SVA”), an intermediate parent company of the Successor, purchased 98.59% of the Predecessor’s issued and outstanding common stock from Kunlun Group Holdings Limited (“Kunlun”). The remaining 1.41% of the Predecessor was held by three former executives through a restricted share award grant, which was converted to Series Y Preferred Units of the Successor. As a result, the Predecessor became a wholly owned subsidiary of the Successor on June 10, 2020 (the “Acquisition”). See Note 3 for additional information about the Acquisition.
The Successor is a wholly owned subsidiary of San Vicente Group Holdings LLC (“Group Holdings”), which is the joint subsidiary of San Vicente Group TopCo LLC (“SVG”), a wholly owned subsidiary of SVA, and San Vicente Equity Joint Venture LLC (“SVE”), a related party and subsidiary of SVA.